OREO (Tables)	12 Months Ended
Dec. 31, 2013
OREO [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2013 and 2012 is as follows:

	For the Year Ended December 31,
	2013	2012
	(Amounts in thousands)
Balance at beginning of period	$26,057	$19,410
Real estate acquired in settlement of loans	9,903	11,095
Allowance for OREO	(2,417)	—
Sales of real estate	(4,223)	(3,533)
Loss on sale of real estate	(141)	(388)
Write-down of real estate carrying values	(521)	(611)
Contribution of OREO property	—	(139)
Capitalized improvements to real estate	252	223
Balance at end of period	$28,910	$26,057